Financial instruments - Fair value and risk management - Change in gross value used for calculating hedge ineffectiveness (Details) - Cash Flow Hedges - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	€ (1.5)	€ 3,622.4	€ (1,020.9)
Foreign currency risk | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	515.0	407.0	(129.8)
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	(117.7)	405.1	(110.5)
Foreign currency risk | GBP currency swap
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness			9.6
Interest rate risk | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness		3.8	(1.4)
Commodity price risk | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	€ (398.8)	€ 2,806.5	€ (788.8)